INCOME TAXES (Details Narrative) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024
Effective Income Tax Rate Reconciliation [Line Items]
Effective tax rates	29.90%		24.80%
Income tax expense	$ (5,500)	$ 5,291	$ 2,093	$ 15,872
Effective tax rate continuing operations	(44.90%)	20.40%	4.60%	24.30%
Unrecognized tax benefits	$ 9,200		$ 9,200
VIRGIN ISLANDS, BRITISH
Effective Income Tax Rate Reconciliation [Line Items]
Effective tax rates			0.00%